NET LOANS RECEIVABLE (Schedule of Primary Segments of Loan Portfolio) (Details) - USD ($) $ in Thousands		Jun. 30, 2021	Jun. 30, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		$ 80,971	$ 91,234
Individually evaluated for impairment
Collectively evaluated for impairment		80,971	91,234
Deferred loan fees		278	416
Allowance for loan losses		(565)	(618)
Net Loans Receivable		80,684	91,032
First Mortgage Loans One To Four Family Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		67,410	78,077
Individually evaluated for impairment
Collectively evaluated for impairment		67,410	78,077
First Mortgage Loans Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		2,612	1,868
Individually evaluated for impairment
Collectively evaluated for impairment		2,612	1,868
First Mortgage Loans Land Acquisition And Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		666	446
Individually evaluated for impairment
Collectively evaluated for impairment		666	446
First Mortgage Loans Multifamily Dwellings [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		3,469	3,755
Individually evaluated for impairment
Collectively evaluated for impairment		3,469	3,755
First Mortgage Loans Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		3,939	4,132
Individually evaluated for impairment
Collectively evaluated for impairment		3,939	4,132
Consumer Loans Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		1,340	1,137
Individually evaluated for impairment
Collectively evaluated for impairment		1,340	1,137
Consumer Loans Home Equity Lines Of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		1,508	1,729
Individually evaluated for impairment
Collectively evaluated for impairment		1,508	1,729
Consumer Loans Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans		27	79
Individually evaluated for impairment
Collectively evaluated for impairment		27	79
Commercial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	[1]		11
Individually evaluated for impairment	[1]
Collectively evaluated for impairment	[1]		$ 11

[1]	Not secured by real estate.